Provisions - United Kingdom Entities - Fair Value Of Plan Assets and Plan Assets Allocation (Details) - United Kingdom - Foreign defined benefit plans [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	20.00%	25.00%	23.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	46.00%	49.00%	53.00%
Investment property [Member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	13.00%	12.00%	15.00%
Other assets Member
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	21.00%	14.00%	9.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 13,118	€ 12,880	€ 12,108
Incorporation of Group companies, net			66
Expected return on plan assets	353	429	471
Benefits paid	(445)	(332)	(342)
Contributions	208	304	59
Actuarial gains/(losses)	481	1,694	(222)
Exchange differences and other items	(476)	(1,857)	740
Fair value of plan assets at end of year	€ 13,239	€ 13,118	€ 12,880